Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule for significant portions of deferred income tax assets
	As of December 31,
	2016	2015
Current deferred tax assets/(liabilities):
State taxes	$560	$(199,861)
Capitalized research and development costs	51,118	298,621
Accrual to cash adjustment	-	638,754
Other	250,284	34,588
Net operating loss	4,057,846	1,867,086
Gross deferred tax assets	4,359,808	2,639,188
Valuation allowance	(4,359,808)	(2,639,188)
Total deferred tax assets	$-	$-

Schedule of provision for income taxes on earnings

	As of December 31,
	2016	2015
Expected income tax benefit at federal statutory tax rate	$(1,111,773)	$(1,693,806)
State income taxes, net of federal benefit	(241,899)	(240,479)
Change in fair value of warrant	(452,930)	-
Change in valuation allowance	1,720,620	1,843,282
Stock compensation	83,332	-
Other permanent difference	1,580	222,207
Other	2,671	(129,489)
Provision (benefit) for income taxes	$1,600	$1,716